Note 2 - Summary of Significant Accounting Policies - Revenue Recognition (Details) - Precious Metal Trading Securities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commodities trading gains	$ 53,776,323	$ 38,297,005
Commission income	22,913,704	17,397,978
Carrying charges	3,012,627	4,396,134
Total	$ 79,702,654	$ 60,091,117